Business Combination and Acquisitions - Summary of Purchase price allocation of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 23, 2021	Dec. 16, 2021	Apr. 14, 2021	Dec. 31, 2020	Nov. 16, 2020	Nov. 11, 2020	Dec. 31, 2019	Oct. 18, 2019
Business Acquisition [Line Items]
Goodwill	$ 411,383				$ 359,099			$ 297,607
Finspeed LLC, Classic Instruments LLC, ADS Precision Machining Inc, Rocket Performance Machine Inc and Speartech Fuel Injections Systems Inc [Members]
Business Acquisition [Line Items]
Cash	122
Accounts receivable	618
Inventory	3,975
Property, plant and equipment	2,274
Other assets	23
Goodwill	8,087
Accounts payable	(343)
Accrued liabilities	(129)
Net assets acquired and liabilities assumed	19,685
Finspeed LLC, Classic Instruments LLC, ADS Precision Machining Inc, Rocket Performance Machine Inc and Speartech Fuel Injections Systems Inc [Members] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	2,450
Finspeed LLC, Classic Instruments LLC, ADS Precision Machining Inc, Rocket Performance Machine Inc and Speartech Fuel Injections Systems Inc [Members] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets	$ 2,608
Baer, Inc. [Member]
Business Acquisition [Line Items]
Accounts receivable		$ 627
Inventory		1,813
Property, plant and equipment		695
Other assets		76
Goodwill		8,363
Accounts payable		(81)
Accrued liabilities		(28)
Net assets acquired and liabilities assumed		22,170
Baer, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		6,075
Baer, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets		$ 4,630
Brothers Mail Order Industries, Inc. [Member]
Business Acquisition [Line Items]
Accounts receivable			$ 22
Inventory			1,682
Property, plant and equipment			20
Other assets			13
Goodwill			19,561
Accounts payable			(34)
Accrued liabilities			(403)
Net assets acquired and liabilities assumed			25,836
Brothers Mail Order Industries, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets			$ 4,975
Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Cash							$ 205
Accounts receivable							3,947
Inventory							14,198
Property, plant and equipment							1,296
Other assets							189
Goodwill							7,551
Accounts payable							(2,524)
Accrued liabilities							(648)
Net assets acquired and liabilities assumed							49,104
Drake Automotive Group LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets							17,175
Drake Automotive Group LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets							$ 7,715
Simpson Performance Products, Inc. [Member]
Business Acquisition [Line Items]
Cash						$ 7,715
Accounts receivable						3,894
Inventory						18,495
Property, plant and equipment						5,952
Other assets						1,613
Goodwill						50,412
Accounts payable						(2,483)
Accrued liabilities						(7,426)
Deferred tax liabilities						(11,618)
Debt						(4,615)
Net assets acquired and liabilities assumed						117,409
Simpson Performance Products, Inc. [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Cash						7,715
Accounts receivable						3,894
Inventory						19,265
Property, plant and equipment						5,952
Other assets						1,613
Goodwill						51,305
Accounts payable						(2,483)
Accrued liabilities						(7,787)
Deferred tax liabilities						(12,993)
Debt						(4,615)
Net assets acquired and liabilities assumed						117,336
Simpson Performance Products, Inc. [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Cash						0
Accounts receivable						0
Inventory						(770)
Property, plant and equipment						0
Other assets						0
Goodwill						(893)
Accounts payable						0
Accrued liabilities						361
Deferred tax liabilities						1,375
Debt						0
Net assets acquired and liabilities assumed						73
Simpson Performance Products, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets						28,770
Simpson Performance Products, Inc. [Member] | Customer Relationships [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Intangible assets						28,770
Simpson Performance Products, Inc. [Member] | Customer Relationships [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets						0
Simpson Performance Products, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets						23,980
Simpson Performance Products, Inc. [Member] | Trade Names [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Intangible assets						23,980
Simpson Performance Products, Inc. [Member] | Trade Names [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets						0
Simpson Performance Products, Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Intangible assets						2,720
Simpson Performance Products, Inc. [Member] | Patents [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Intangible assets						2,720
Simpson Performance Products, Inc. [Member] | Patents [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets						0
Detroit Speed, Inc. [Member]
Business Acquisition [Line Items]
Cash						1,784
Accounts receivable						418
Inventory						3,154
Property, plant and equipment						3,040
Other assets						215
Goodwill						2,795
Accounts payable						(668)
Accrued liabilities						(519)
Deferred tax liabilities						(274)
Net assets acquired and liabilities assumed						11,632
Detroit Speed, Inc. [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Cash						1,784
Accounts receivable						418
Inventory						3,478
Property, plant and equipment						3,040
Other assets						215
Goodwill						2,636
Accounts payable						(668)
Accrued liabilities						(1,019)
Deferred tax liabilities						(274)
Net assets acquired and liabilities assumed						11,297
Detroit Speed, Inc. [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Cash
Accounts receivable
Inventory						(324)
Property, plant and equipment
Other assets
Goodwill						159
Accounts payable
Accrued liabilities						500
Deferred tax liabilities
Net assets acquired and liabilities assumed						335
Detroit Speed, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets						560
Detroit Speed, Inc. [Member] | Customer Relationships [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Intangible assets						560
Detroit Speed, Inc. [Member] | Customer Relationships [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets
Detroit Speed, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets						1,127
Detroit Speed, Inc. [Member] | Trade Names [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Intangible assets						1,127
Detroit Speed, Inc. [Member] | Trade Names [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets
Advance Engine Management Inc. [Member]
Business Acquisition [Line Items]
Accounts receivable				$ 3,393
Inventory				3,892
Property, plant and equipment				1,342
Other assets				402
Goodwill				17,006
Accounts payable				(1,922)
Accrued liabilities				(350)
Net assets acquired and liabilities assumed				51,243
Advance Engine Management Inc. [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Accounts receivable				3,454
Inventory				3,892
Property, plant and equipment				1,342
Other assets				493
Goodwill				17,426
Accounts payable				(2,032)
Accrued liabilities				(489)
Net assets acquired and liabilities assumed				51,566
Advance Engine Management Inc. [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Accounts receivable				(61)
Inventory
Property, plant and equipment
Other assets				(91)
Goodwill				(420)
Accounts payable				110
Accrued liabilities				139
Net assets acquired and liabilities assumed				(323)
Advance Engine Management Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets				14,640
Advance Engine Management Inc. [Member] | Customer Relationships [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Intangible assets				14,640
Advance Engine Management Inc. [Member] | Customer Relationships [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets
Advance Engine Management Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets				10,760
Advance Engine Management Inc. [Member] | Trade Names [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Intangible assets				10,760
Advance Engine Management Inc. [Member] | Trade Names [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets
Advance Engine Management Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Intangible assets				1,970
Advance Engine Management Inc. [Member] | Patents [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Intangible assets				1,970
Advance Engine Management Inc. [Member] | Patents [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets
Advance Engine Management Inc. [Member] | Technology Intangible [Member]
Business Acquisition [Line Items]
Intangible assets				110
Advance Engine Management Inc. [Member] | Technology Intangible [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Intangible assets				110
Advance Engine Management Inc. [Member] | Technology Intangible [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Intangible assets
Range Technologies Inc. [Member]
Business Acquisition [Line Items]
Cash									$ 218
Accounts receivable									94
Inventory									231
Property, plant and equipment									7
Other assets									60
Goodwill									2,072
Accounts payable									(64)
Accrued liabilities									(4)
Deferred tax liabilities									(1,580)
Net assets acquired and liabilities assumed									7,239
Range Technologies Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets									510
Range Technologies Inc. [Member] | Technology Intangible [Member]
Business Acquisition [Line Items]
Intangible assets									$ 5,695